Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total		Contributed Surplus [member]	Retained Earnings [member]	Accumulated Other Comprehensive (Loss) on Fair Value through OCI Securities, net of taxes [member]	Accumulated Other Comprehensive Income (Loss) on Cash Flow Hedges, net of taxes	Accumulated Other Comprehensive Income on Translation of Net Foreign Operations, net of taxes [member]	Accumulated Other Comprehensive Income on Pension and Other Employee Future Benefit Plans, net of taxes [Member]	Accumulated Other Comprehensive Income (Loss) on Own Credit Risk on Financial Liabilities Designated at Fair Value, net of taxes [member]	Total Accumulated Other Comprehensive Income [member]	Total Shareholders' Equity [member]	Non-controlling interest in subsidiaries [member]	Preferred Shares and Other Equity Instruments [member]	Common shares [member]
Balance at beginning of period at Oct. 31, 2023				$ 328	$ 44,006	$ (464)	$ (5,448)	$ 6,194	$ 943	$ 637			$ 28	$ 6,958	$ 22,941
Statement [Line Items]
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan															905
Issued under the Stock Option Plan															42
Treasury shares sold															8
Net income attributable to bank shareholders		$ 3,158			3,152
Dividends on preferred shares and distributions payable on other equity instruments					(183)
Dividends on common shares					(2,197)
Issued during the period														1,356
Stock option expense, net of options exercised				11
Net premium on sale of treasury shares				11
Gains (losses) on derivatives designated as cash flow hedges arising during the period		471	[1]				471
Gains (losses) on remeasurement of pension and other employee future benefit plans		(48)	[2]						(48)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value		(783)	[3]							(783)
Unrealized gains (losses) on fair value through OCI debt securities arising during the period						311
Unrealized gains (losses) on fair value through OCI equity securities arising during the period						8
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the period		768	[4]				768
Unrealized gains (losses) on translation of net foreign operations		(398)						(398)
Unrealized gains (losses) on hedges of net foreign operations		61	[5]					61
Equity issue expense					(6)
Net income attributable to non-controlling interest in subsidiaries		6											6
Reclassification to earnings of (gains) during the period		(45)	[6]			(45)
Dividends to non-controlling interest in subsidiaries													(3)
Balance at end of period at Apr. 30, 2024		79,570		350	44,772	(190)	(4,209)	5,857	895	(146)	$ 2,207	$ 79,539	31	8,314	23,896
Balance at beginning of period at Jan. 31, 2024				351	44,161	(190)	(3,145)	4,641	852	210			29	6,958	23,412
Statement [Line Items]
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan															466
Issued under the Stock Option Plan															9
Treasury shares sold															9
Net income attributable to bank shareholders		1,866			1,862
Dividends on preferred shares and distributions payable on other equity instruments					(143)
Dividends on common shares					(1,102)
Issued during the period														1,356
Stock option expense, net of options exercised				(1)
Gains (losses) on derivatives designated as cash flow hedges arising during the period		(1,443)	[1]				(1,443)
Gains (losses) on remeasurement of pension and other employee future benefit plans		43	[2]						43
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value		(356)	[3]							(356)
Unrealized gains (losses) on fair value through OCI debt securities arising during the period						40
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the period		379	[4]				379
Unrealized gains (losses) on translation of net foreign operations		1,482						1,482
Unrealized gains (losses) on hedges of net foreign operations		(266)	[5]					(266)
Equity issue expense					(6)
Net income attributable to non-controlling interest in subsidiaries		4											4
Reclassification to earnings of (gains) during the period		(40)	[6]			(40)
Dividends to non-controlling interest in subsidiaries													(3)
Other													1
Balance at end of period at Apr. 30, 2024		79,570		350	44,772	(190)	(4,209)	5,857	895	(146)	2,207	79,539	31	8,314	23,896
Balance at beginning of period at Oct. 31, 2024		84,286		354	46,469	(321)	(1,519)	6,381	874	4			36	8,087	23,921
Statement [Line Items]
Net income attributable to bank shareholders		2,138
Gains (losses) on derivatives designated as cash flow hedges arising during the period	[1]	375
Gains (losses) on remeasurement of pension and other employee future benefit plans	[2]	22
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	[3]	(88)
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the period	[4]	341
Unrealized gains (losses) on translation of net foreign operations		2,612
Unrealized gains (losses) on hedges of net foreign operations	[5]	(541)
Net income attributable to non-controlling interest in subsidiaries		4
Reclassification to earnings of (gains) during the period	[6]	(6)
Balance at end of period at Jan. 31, 2025				363	47,243	(218)	(803)	8,452	896	(84)			41	7,787	23,923
Balance at beginning of period at Oct. 31, 2024		84,286		354	46,469	(321)	(1,519)	6,381	874	4			36	8,087	23,921
Statement [Line Items]
Issued under the Stock Option Plan															71
Treasury shares sold															7
Repurchased for cancellation															(269)
Net income attributable to bank shareholders		4,100			4,094
Dividends on preferred shares and distributions payable on other equity instruments					(207)
Dividends on common shares					(2,310)
Stock option expense, net of options exercised				5
Net premium on sale of treasury shares				8
Gains (losses) on derivatives designated as cash flow hedges arising during the period		1,193	[1]				1,193
Gains (losses) on remeasurement of pension and other employee future benefit plans		(6)	[2]						(6)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value		58	[3]							58
Unrealized gains (losses) on fair value through OCI debt securities arising during the period						(17)
Unrealized gains (losses) on fair value through OCI equity securities arising during the period						(11)
Redeemed during the period														(300)
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the period		525	[4]				525
Unrealized gains (losses) on translation of net foreign operations		(593)						(593)
Unrealized gains (losses) on hedges of net foreign operations		206	[5]					206
Common shares repurchased for cancellation (Note 6)					(888)
Net income attributable to non-controlling interest in subsidiaries		6											6
Reclassification to earnings of (gains) during the period		(21)	[6]			(21)
Dividends to non-controlling interest in subsidiaries													(3)
Other													(1)
Balance at end of period at Apr. 30, 2025		85,833		367	47,158	(370)	199	5,994	868	62	6,753	85,795	38	7,787	23,730
Balance at beginning of period at Jan. 31, 2025				363	47,243	(218)	(803)	8,452	896	(84)			41	7,787	23,923
Statement [Line Items]
Issued under the Stock Option Plan															22
Treasury shares sold															14
Repurchased for cancellation															(229)
Net income attributable to bank shareholders		1,962			1,960
Dividends on preferred shares and distributions payable on other equity instruments					(142)
Dividends on common shares					(1,151)
Stock option expense, net of options exercised				(3)
Net premium on sale of treasury shares				7
Gains (losses) on derivatives designated as cash flow hedges arising during the period		818	[1]				818
Gains (losses) on remeasurement of pension and other employee future benefit plans		(28)	[2]						(28)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value		146	[3]							146
Unrealized gains (losses) on fair value through OCI debt securities arising during the period						(137)
Unrealized gains (losses) on fair value through OCI equity securities arising during the period						0
Redeemed during the period														0
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the period		184	[4]				184
Unrealized gains (losses) on translation of net foreign operations		(3,205)						(3,205)
Unrealized gains (losses) on hedges of net foreign operations		747	[5]					747
Common shares repurchased for cancellation (Note 6)					(752)
Net income attributable to non-controlling interest in subsidiaries		2											2
Reclassification to earnings of (gains) during the period		(15)	[6]			(15)
Dividends to non-controlling interest in subsidiaries													(3)
Other													(2)
Balance at end of period at Apr. 30, 2025		$ 85,833		$ 367	$ 47,158	$ (370)	$ 199	$ 5,994	$ 868	$ 62	$ 6,753	$ 85,795	$ 38	$ 7,787	$ 23,730

[1]	Net of income tax (provision) recovery of $(302) million, $(148) million, $547 million for the three months ended and $(450) million and $(182) million for the six months ended, respectively.
[2]	Net of income tax (provision) recovery of $11 million, $(8) million, $(17) million for the three months ended and $3 million and $18 million for the six months ended, respectively.
[3]	Net of income tax (provision) recovery of $(56) million, $34 million, $137 million for the three months ended and $(22) million and $300 million for the six months ended, respectively.
[4]	Net of income tax (recovery) of $(70) million, $(129) million, $(144) million for the three months ended and $(199) million and $(291) million for the six months ended, respectively.
[5]	Net of income tax (provision) recovery of $(287) million, $208 million, $103 million for the three months ended and $(79) million and $(23) million for the six months ended, respectively.
[6]	Net of income tax provision of $6 million, $2 million, $15 million for the three months ended and $8 million and $17 million for the six months ended, respectively.